CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Revenues:
Subscription		$ 403,214	$ 242,128	$ 146,659
Maintenance		325,898	265,521	218,848
Perpetual license		85,481	74,565	65,487
Other		59,357	37,722	26,064
Total revenues		873,950	619,936	457,058
Cost of revenues	[1],[2]	172,690	119,161	75,783
Gross profit		701,260	500,775	381,275
Research and development	[2]	415,776	310,168	208,306
Marketing and sales	[1],[2]	187,990	134,908	93,391
General and administrative	[2]	151,242	118,785	85,458
Total operating expenses		755,008	563,861	387,155
Operating loss		(53,748)	(63,086)	(5,880)
Other non-operating income (expense), net		(15,157)	(1,342)	(1,072)
Finance income		9,877	4,851	2,116
Finance costs		(6,806)	(75)	(71)
Loss before income tax benefit (expense)		(65,834)	(59,652)	(4,907)
Income tax benefit (expense)		(53,507)	17,148	9,280
Net income (loss) attributable to: Owners of Atlassian Corporation Plc		$ (119,341)	$ (42,504)	$ 4,373
Net income (loss) per share attributable to ordinary shareholders:
Basic (USD per share)		$ (0.52)	$ (0.19)	$ 0.02
Diluted (USD per share)		$ (0.52)	$ (0.19)	$ 0.02
Weighted-average shares outstanding used to compute net income (loss) per share attributable to ordinary shareholders:
Basic (shares)		231,184	222,224	182,773
Diluted (shares)		231,184	222,224	193,481
Share-based payment expense		$ 162,873	$ 137,448	$ 75,480
Cost of revenues
Weighted-average shares outstanding used to compute net income (loss) per share attributable to ordinary shareholders:
Share-based payment expense		11,955	6,856	5,371
Amortization charge		21,188	14,587	7,405
Research and development
Weighted-average shares outstanding used to compute net income (loss) per share attributable to ordinary shareholders:
Share-based payment expense		98,609	79,384	35,735
Marketing and sales
Weighted-average shares outstanding used to compute net income (loss) per share attributable to ordinary shareholders:
Share-based payment expense		23,605	17,395	11,945
Amortization charge		36,090	15,269	86
General and administrative
Weighted-average shares outstanding used to compute net income (loss) per share attributable to ordinary shareholders:
Share-based payment expense		$ 28,704	$ 33,813	$ 22,429

[1]	Amounts include amortization of acquired intangible assets, as follows:Cost of revenues $21,188 $14,587 $7,405Marketing and sales 36,090 15,269 86
[2]	Amounts include share-based payment expense, as follows:Cost of revenues $11,955 $6,856 $5,371Research and development 98,609 79,384 35,735Marketing and sales 23,605 17,395 11,945General and administrative 28,704 33,813 22,429